EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Components of Change in Net Gains (Losses) on Equity Securities
The net gains (losses) on equity securities recognized in “Investment related gains (losses)” on the statements of operations are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Unrealized gains (losses) on equity securities	$359	$17	$(42)
Net gains (losses) on equity securities sold	13	(28)	—
Net gains (losses) on equity securities	$372	$(11)	$(42)
Equity securities by market sector distribution are shown below, based on carrying value:

AS OF DEC. 31	2023	2022
Consumer goods	6%	5%
Energy and utilities	16%	3%
Finance	44%	66%
Healthcare	22%	5%
Industrials	2%	2%
Information technology	7%	14%
Other	3%	5%
Total	100%	100%